Partners' Equity:	6 Months Ended
Jun. 30, 2014
Partners' Equity
Partners' Equity:
8. Partners' Equity:

a) Issuance of units: As described in Note 1, on October 29, 2013, the Partnership issued i) to Dynagas Holding Ltd, 6,735,000 common units and 14,985,000 subordinated units and ii) to Dynagas GP LLC (the “General Partner”), a Company owned and controlled by Dynagas Holding Ltd, 30,000 General Partner Units and all of its incentive distribution rights, which entitle the General Partner to increasing percentages of the cash the Partnership's distributable cash; in exchange for their beneficial ownership interest in the predecessor companies. The unit and per unit data included in the accompanying unaudited interim condensed consolidated financial statements have been restated to reflect the issuance of the above units, for all periods presented.

b) Initial Public Offering: On November 18, 2013, the Partnership completed its' initial public offering of 8,250,000 common units at a price of $18.00 per unit on the NASDAQ Global Market and raised gross proceeds of $148.5 million. The net IPO proceeds amounted to$136.9 million, after deducting underwriting commission of $8.9 million and equity raising expenditures of $2.7 million. The IPO expenditures were fully settled up to June 30, 2014. Concurrently with the sale of the Partnership's common units and at the same price per unit, Dynagas Holding Ltd. sold 4,250,000 common units. The Partnership did not receive any proceeds from this sale. On December 5, 2013, the underwriters exercised their over-allotment option granted to them by Dynagas Holding, following which, the Sponsor offered 1,875,000 additional common units to the public on the same terms as in the initial offering. The Partnership did not receive any proceeds from the sale of these additional common units.

c) Follow-on offering: On June 18, 2014, the Partnership completed a follow on public offering of 5,520,000 common units, including the full exercise of the underwriters' over-allotment option to purchase up to 720,000 common units. The net proceeds from the offering amounted to $120.6 million, after deducting the underwriting discount of $4.7 million and offering expenses incurred up to June 30, 2014 of $0.5 million and were used to fund the acquisition of the Arctic Aurora (Note 3(c)). As of June 30, 2014, the Partnership settled $40 of these offering expenses. Simultaneously with the closing of this offering, the Partnership issued $5,526 General Partner units to the Sponsor to allow it to maintain its' 0.1% general partner interest for which the Partnership received $126.

d) Dividends and preferential deemed dividend: The partnership agreement of the Partnership provides for minimum quarterly distributions of a specified dollar amount to the extent there is sufficient cash from operations after establishment of cash reserves and payment of fees and expenses, including payments to the General Partner. In general, the Partnership pays quarterly cash distributions in the following manner:
•            first, 99.9% to the holders of common units and 0.1% to the General Partner, until each common unit has received a minimum quarterly distribution of a specified dollar amount plus any arrearages from prior quarters
•      second, 99.9% to the holders of subordinated units and 0.1% to the General Partner, until each subordinated unit has received a minimum quarterly distribution of a specified dollar amount; and

•      third, 99.9% to all unitholders, pro rata, and 0.1% to the General Partner, until each unit has received an aggregate distribution of a specified dollar amount

Thereafter, the percentage allocations of the additional available cash from operating surplus among the unitholders, the General Partner and the holders of the incentive distribution rights up to the various target distribution levels are as follows:

	Total Quarterly Distribution Target Amount	Unitholders	General Partner	Holders of IDRs
Minimum Quarterly Distribution	$0.365	99.9%	0.1%	0.0%
First Target Distribution	up to $0.420	99.9%	0.1%	0.0%
Second Target Distribution	above $0.420 up to $0.456	85.0%	0.1%	14.9%
Third Target Distribution	Above $0.456 up to $0.548	75.0%	0.1%	24.9%
Thereafter	above $0.548	50.0%	0.1%	49.9%

Under the partnership agreement, the holder of the incentive distribution rights in the Partnership, which is currently the General Partner, assuming that there are no cumulative arrearages on common unit distributions, has the right to receive an increasing percentage of cash distributions after the first target distribution.

There were no distributions to the partners during the year ended December 31, 2013. On February 14, 2014 the Partnership paid a cash distribution for the fourth quarter of 2013 of $0.1746 per unit, pro-rated from the Offering closing date through December 31, 2013, which amounted to $5.2 million, to all unitholders on record as of February 10, 2014, pursuant to a decision taken by the Board of Directors on January 31, 2014. On April 24, 2014 the Partnership's Board of Directors, approved its' cash distribution for the three month period ended March 31, 2014 of $0.365 per unit, or $11.0 million, which was paid on May 12, 2014, to all unitholders of record as of May 5, 2014. In addition, upon acquisition of the Arctic Aurora, the purchase price in excess of the vessel book value at the date of the transaction, totaling to $25.5 million, was considered a preferential deemed dividend to the Sponsor and was allocated to Partner's equity in accordance with the number of units held by the Sponsor.